INCOME TAXES (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 1
Excess of unused exploration expenditures over carrying value of mineral property interests	$ 2,656,167	$ 2,656,167
Excess of undepreciated capital cost over carrying value of fixed assets	650,381	650,381
Non-refundable mining investment tax credits	988	988
Long-term investment	400,000	400,000
Share issue cost	0	9,600
Non-capital losses carried forward	3,786,737	3,664,085
Capital losses carried forward	993,649	993,649
Unrecognized deductible temporary differences	$ 8,487,922	$ 8,374,870